Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Jun. 16, 2025	Jun. 06, 2025	May 29, 2025	May 23, 2025	Apr. 03, 2025
Subsequent Events [Line Items]
Ordinary shares	4,800
Total issued and outstanding percentage	48.00%
Total purchase price (in Dollars)	$ 7,500,000
Common Stock, Shares, Issued	7,500,000
Common stock, par value (in Dollars per share)	$ 0.0001
Vendor [Member]
Subsequent Events [Line Items]
Total purchase price (in Dollars)	$ 3,750,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued					500,000
Number of sold shares		2,000,000	20,000,000	10,606,060
Aggregate gross proceeds (in Dollars)		$ 1,600,000	$ 6,600,000	$ 3,500,000
Warrants purchase		4,000,000	1,000,000